Financial assets, liabilities and financial results (telecom activities) - Financial assets - Additional information (Details) - EUR (€) € in Millions		12 Months Ended
	Jul. 05, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Gains (losses) recognised in other comprehensive income		€ (116)	€ 9	€ 94
Odyssey Music Group (Deezer)
Disclosure of financial assets [line items]
Gains on disposals of investments	€ 77
Decrease in fair value recognized in other comprehensive income	€ 77	€ (54)